DISPOSAL OF BUSINESSES - Other disposals (Details) ¥ in Thousands				1 Months Ended
	Feb. 20, 2019 CNY (¥)	Feb. 15, 2017 CNY (¥) shareholder	Feb. 14, 2017	Jul. 31, 2019 CNY (¥)	Jan. 31, 2019 CNY (¥)	Aug. 31, 2018 CNY (¥)	Jun. 30, 2018 CNY (¥)	Mar. 31, 2018 CNY (¥)	Nov. 30, 2017 CNY (¥)	Sep. 30, 2017 CNY (¥)
Shanxi Zhongrun
DISPOSAL OF BUSINESSES
Ownership interest in associate (in percent)		40.00%	50.00%
Amount of equity interest subscribed		¥ 100,000
Number of other shareholders | shareholder		3
Fair value of investment in associates		¥ 100,000
Fair value gain (loss) recognized for remaining equity interest		¥ 4,000
Shanxi Zhongrun | Shanxi Zhongrun with Huarun (Coal) Group
DISPOSAL OF BUSINESSES
Ownership interest in associate (in percent)		20.00%
Amount of equity interest subscribed		¥ 100,000
Shanxi Zhongrun | Xishan Coal Electricity
DISPOSAL OF BUSINESSES
Ownership interest in associate (in percent)		20.00%
Amount of equity interest subscribed		¥ 100,000
Shanxi Zhongrun | Jin Energy Power
DISPOSAL OF BUSINESSES
Ownership interest in associate (in percent)		20.00%
Amount of equity interest subscribed		¥ 100,000
Zibo Trading
DISPOSAL OF BUSINESSES
Equity interests transferred (as a percent)									50.00%
Gain (loss) on disposal									¥ 2,000
Ownership interest in subsidiary (in percent)									50.00%
The fair value of the remaining equity interest in subsidiary									¥ 12,000
Fair value gain (loss) recognized for remaining equity interest									¥ (2,000)
Longmen Aluminum
DISPOSAL OF BUSINESSES
Gain (loss) on disposal										¥ (26,000)
Beijing Yike
DISPOSAL OF BUSINESSES
Gain (loss) on disposal										¥ 38,000
Zhengzhou Chalco Longyu Mining
DISPOSAL OF BUSINESSES
Equity interests transferred (as a percent)						51.00%
Gain (loss) on disposal						¥ 8,000
Shanxi Huatai Carbon
DISPOSAL OF BUSINESSES
Gain (loss) on disposal								¥ (2,000)
Hedong Carbon
DISPOSAL OF BUSINESSES
Gain (loss) on disposal							¥ (2,000)
China Aluminum Nanhai Alloy
DISPOSAL OF BUSINESSES
Ownership interest in associate (in percent)					100.00%
Fair value of investment in associates					¥ 350,000
Equity interests transferred (as a percent)					19.4852%
Fair value gain (loss) recognized for remaining equity interest					¥ 258,000
Inner Mongolia Fengrong
DISPOSAL OF BUSINESSES
Ownership interest in associate (in percent)	40.00%
Gain (loss) on disposal	¥ 3,014
Ningxia Fenghao
DISPOSAL OF BUSINESSES
Ownership interest in associate (in percent)	60.00%
Gain (loss) on disposal	¥ 3,014
Shanghai Kailin
DISPOSAL OF BUSINESSES
Ownership interest in associate (in percent)				100.00%
Gain (loss) on disposal				¥ 160
Ruzhou Jinhua
DISPOSAL OF BUSINESSES
Ownership interest in associate (in percent)				51.00%
Gain (loss) on disposal				¥ 113